Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	¥ 7,449,699	¥ 8,741,893			¥ 7,504,266	¥ 5,440,623
Current assets	22,309,163	25,298,876
Total current liabilities	(15,479,629)	(13,913,014)
Non-current
Non-current assets	23,184,912	19,087,021
Non-current liabilities	(20,598)	(10,442)
BOC [member]
Current
Cash and cash equivalents	182,548	137,505
Other current assets (excluding cash)	64,837	68,454
Current assets	247,385	205,959
Total current liabilities	(37,444)	(41,962)
Non-current
Non-current assets	181,372	198,555
Non-current liabilities	(26,378)	0
Net assets	364,935	362,552	[1]	¥ 0	349,076
JYJC [member]
Current
Cash and cash equivalents	11,200	8,086
Other current assets (excluding cash)	9,557	11,441
Current assets	20,757	19,527
Total current liabilities	(3,993)	(4,607)
Non-current
Non-current assets	1,937	2,357
Non-current liabilities	0	0
Net assets	18,701	17,277	[1]	15,958	0
Yangu Gas [member]
Current
Cash and cash equivalents	51,386	42,415
Other current assets (excluding cash)	12,565	14,164
Current assets	63,951	56,579
Total current liabilities	(3,460)	(3,745)
Non-current
Non-current assets	36,972	44,589
Non-current liabilities	0	0
Net assets	¥ 97,463	¥ 97,423	[1]	¥ 0	¥ 99,941

[1]	JYJC was a former wholly owned subsidiary of Toufa. On 31 March 2018, a third party investor injected RMB 9,600 thousands to acquire 50% share of JYJC, and JYJC became a joint venture of Toufa upon completion. For the year ended 31 December 2018, the related disposal gain of RMB 1,622 thousands was included in Other gains - net.